Segmented Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 Segments	Dec. 31, 2017 Segments Services
Disclosure of operating segments [abstract]
Number of primary service offerings | Services		2
Number of consulting services reportable segments | Segments	3	3
Information about major customers		No particular customer exceeds 10% of the Company's gross revenue.